Janus Henderson Small Cap Value Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.61%	6.15%	6.40%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.20%	5.77%	5.97%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.72%	7.48%	7.65%